VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—85.6%
Aerospace & Defense—1.3%
AeroVironment, Inc. 0.000%, 7/15/30	$900	$913
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,435	3,179
		4,092

Auto Manufacturers—1.1%
Rivian Automotive, Inc. 4.625%, 3/15/29	3,190	3,645
Biotechnology—3.4%
Bridgebio Pharma, Inc.
2.250%, 2/1/29	2,010	2,229
144A 0.750%, 2/1/33(1)	325	323
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	3,105	3,016
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	1,020	1,515
144A 0.000%, 12/1/30(1)	1,620	1,680
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	1,590	2,132
		10,895

Commercial Services—3.4%
Affirm Holdings, Inc. 0.750%, 12/15/29(2)	3,075	3,244
Block, Inc. 0.250%, 11/1/27	3,670	3,446
Global Payments, Inc. 1.500%, 3/1/31(2)	1,910	1,714
Shift4 Payments, Inc. 0.500%, 8/1/27	2,590	2,441
		10,845

Computers—11.9%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	2,620	12,827
Parsons Corp. 2.625%, 3/1/29	910	894
Seagate HDD Cayman 3.500%, 6/1/28	640	5,213
Western Digital Corp. 3.000%, 11/15/28	1,540	17,697
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(3)	1,590	1,442
		38,073

Diversified REITs—1.2%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	3,410	3,826
Electric Utilities—6.9%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	2,970	3,245
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	5,395	7,841
	Par Value	Value

Electric Utilities—continued
Ormat Technologies, Inc. Series A 144A 1.500%, 3/15/31(1)	$2,895	$3,064
Southern Co. (The) 144A 3.250%, 6/15/28(1)	3,530	3,588
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	4,115	4,292
		22,030

Electronics—1.7%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,355	1,530
OSI Systems, Inc. 144A 0.500%, 2/1/31(1)	3,820	4,080
		5,610

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	850	1,101
Engineering & Construction—1.1%
Granite Construction, Inc. 3.250%, 6/15/30	1,945	3,579
Entertainment—4.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	2,085	1,903
IMAX Corp. 144A 0.750%, 11/15/30(1)(2)	2,225	2,485
Live Nation Entertainment, Inc.
2.875%, 1/15/30	6,735	7,499
144A 2.875%, 10/15/31(1)	1,035	1,073
		12,960

Financial Services—4.7%
Coinbase Global, Inc.
0.500%, 6/1/26	2,920	2,909
144A 0.000%, 10/1/29(1)(3)	4,750	4,319
Dave, Inc. 144A 0.000%, 4/1/31(1)	1,660	2,025
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	2,880	2,479
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	1,480	1,504
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,505	1,764
		15,000

Ground Transportation—0.2%
Uber Technologies, Inc. 144A 0.000%, 5/15/28(1)	515	562
Health Care REITs—2.6%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,815	8,332
Healthcare-Products—3.2%
Alphatec Holdings, Inc. 0.750%, 3/15/30	1,320	1,307
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Envista Holdings Corp. 1.750%, 8/15/28	$2,560	$2,547
Guardant Health, Inc. 144A 0.000%, 5/15/33(1)	1,895	1,979
Tandem Diabetes Care, Inc. 1.500%, 3/15/29	2,655	2,707
TransMedics Group, Inc. 1.500%, 6/1/28	1,260	1,657
		10,197

Healthcare-Services—0.9%
Alignment Healthcare, Inc. 4.250%, 11/15/29	1,845	3,051
Industrial REITs—0.7%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,330	2,322
Internet—1.5%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,065	1,537
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	1,590	1,517
Uber Technologies, Inc. 0.875%, 12/1/28	1,410	1,724
		4,778

Investment Companies—3.6%
Cipher Digital, Inc. 144A 0.000%, 10/1/31(1)(2)	1,470	2,040
IREN Ltd. 144A 0.000%, 7/1/31(1)(3)	2,640	2,283
Riot Platforms, Inc. 0.750%, 1/15/30	1,690	2,410
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	3,420	4,668
		11,401

Leisure Time—1.0%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	3,345	3,135
Machinery-Construction & Mining—2.8%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	3,645	6,345
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	2,315	2,505
		8,850

Mining—1.2%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,060	1,263
MP Materials Corp. 144A 3.000%, 3/1/30(1)	835	2,634
		3,897

	Par Value	Value

Miscellaneous Manufacturing—0.8%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	$2,715	$2,552
Office REITs—0.5%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,575	1,473
Oil, Gas & Consumable Fuels—3.0%
Crescent Energy Co. 144A 2.750%, 3/15/31(1)	2,155	2,479
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	975	1,173
Northern Oil & Gas, Inc. 3.625%, 4/15/29	2,365	2,507
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	2,305	3,521
		9,680

Pharmaceuticals—1.9%
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	1,485	1,688
Jazz Investments I Ltd. 3.125%, 9/15/30(2)	3,035	4,534
		6,222

Real Estate—0.5%
Compass, Inc. 144A 0.250%, 4/15/31(1)	1,705	1,497
Retail—1.2%
Burlington Stores, Inc. 1.250%, 12/15/27	1,315	2,139
Freshpet, Inc. 3.000%, 4/1/28	1,345	1,651
		3,790

Semiconductors—7.0%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,420	2,707
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29(2)(3)	1,950	3,430
Microchip Technology, Inc. 0.750%, 6/1/30(2)	3,285	3,586
MKS, Inc. 1.250%, 6/1/30	1,940	3,816
ON Semiconductor Corp. 0.500%, 3/1/29	1,705	2,077
Semtech Corp. 144A 0.000%, 10/15/30(1)(2)	1,915	2,556
Synaptics, Inc. 0.750%, 12/1/31	1,140	1,401
Ultra Clean Holdings, Inc. 144A 0.000%, 3/15/31(1)	2,425	3,002
		22,575

Software—9.7%
Akamai Technologies, Inc.
0.375%, 9/1/27	5,030	5,571
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Software—continued
144A 0.250%, 5/15/33(1)	$1,145	$1,503
BILL Holdings, Inc. 0.000%, 4/1/30(3)	2,270	2,010
Cloudflare, Inc. 0.000%, 8/15/26	3,280	3,811
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	4,655	6,031
Datadog, Inc. 0.000%, 12/1/29(3)	4,565	4,590
Nebius Group N.V. 144A 1.250%, 3/15/31(1)	2,635	2,924
Snowflake, Inc. 0.000%, 10/1/29	355	416
Strategy, Inc. 0.000%, 12/1/29(3)	4,850	4,190
		31,046

Telecommunications—1.5%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	2,465	2,504
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	605	2,358
		4,862

Transportation—0.8%
Scorpio Tankers, Inc. 144A 1.750%, 4/15/31(1)(2)	2,335	2,616
Total Convertible Bonds and Notes (Identified Cost $221,883)		274,494

Corporate Bonds and Notes—43.5%
Aerospace & Defense—2.1%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,400	1,442
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	2,330	2,429
TransDigm, Inc.
144A 6.750%, 1/31/34(1)	1,540	1,582
144A 6.125%, 7/31/34(1)	1,375	1,377
		6,830

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30(2)	990	980
Automotive Parts & Equipment—2.0%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	1,565	1,601
American Axle & Manufacturing, Inc. 144A 7.750%, 10/15/33(1)	1,495	1,460
Clarios Global LP 144A 6.750%, 9/15/32(1)	1,120	1,146
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	1,080	1,127
	Par Value	Value

Automotive Parts & Equipment—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	$1,135	$1,148
		6,482

Banks—0.4%
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	1,155	1,152
Biotechnology—0.5%
GENMAB A/S 144A 7.250%, 12/15/33(1)	1,415	1,475
Building Materials—1.4%
Ameritex Holdco Intermediate LLC 144A 7.625%, 8/15/33(1)	1,025	1,065
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	1,170	1,178
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	2,250	2,282
		4,525

Chemicals—0.8%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	1,135	1,169
Chemours Co. (The) 144A 7.875%, 3/15/34(1)	1,455	1,488
		2,657

Commercial Services—2.6%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	1,165	1,176
Deluxe Corp. 144A 8.000%, 6/1/29(1)	760	769
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	1,410	1,496
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)(2)	1,820	1,906
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,445	1,442
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	1,550	1,596
		8,385

Computers—1.1%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	795	814
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,200	972
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	1,815	1,901
		3,687

Containers & Packaging—0.8%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	1,495	1,512
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Containers & Packaging—continued
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	$1,195	$1,142
		2,654

Diversified REITs—0.9%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	1,175	1,201
144A 6.250%, 1/15/33(1)	1,535	1,559
		2,760

Electric Utilities—1.1%
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	1,925	1,947
Talen Energy Supply LLC 144A 6.500%, 2/1/36(1)	1,470	1,476
		3,423

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	740	764
Entertainment—1.3%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	1,685	1,510
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	790	808
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,155	1,145
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	735	695
		4,158

Environmental Services—0.6%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,100	1,140
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	745	759
		1,899

Financial Services—3.0%
Navient Corp.
9.375%, 7/25/30(2)	490	509
7.875%, 6/15/32	845	813
OneMain Finance Corp.
7.125%, 11/15/31	755	766
7.125%, 9/15/32	1,500	1,521
6.750%, 9/15/33	780	767
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	740	768
144A 6.875%, 2/15/33(1)	765	752
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	785	797
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	1,420	1,468
144A 6.375%, 8/1/33(1)	1,450	1,468
		9,629

	Par Value	Value

Food & Beverage—1.2%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	$1,515	$1,536
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	1,560	1,559
144A 6.250%, 10/15/34(1)	765	755
		3,850

Healthcare-Products—0.3%
Insulet Corp. 144A 6.500%, 4/1/33(1)	830	847
Healthcare-Services—1.9%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	1,585	1,643
DaVita, Inc. 144A 6.750%, 7/15/33(1)	1,505	1,552
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	1,230	1,282
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)(2)	1,580	1,597
		6,074

Housewares—0.3%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	1,085	1,134
Insurance—1.3%
Asurion LLC
144A 8.000%, 12/31/32(1)	755	789
144A 8.375%, 2/1/34(1)	1,185	1,169
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,085	2,095
		4,053

Internet—1.2%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	2,310	2,251
Snap, Inc. 144A 6.875%, 3/1/33(1)	780	759
Wayfair LLC 144A 6.750%, 11/15/32(1)	770	779
		3,789

Iron & Steel—0.9%
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	1,895	1,914
Commercial Metals Co. 144A 6.000%, 12/15/35(1)	1,070	1,069
		2,983

Leisure Time—1.1%
Acushnet Co. 144A 5.625%, 12/1/33(1)	800	804
Carnival Corp. 144A 5.750%, 8/1/32(1)	810	814
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	$1,920	$1,910
		3,528

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	820	830
Media—3.7%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	1,245	1,247
144A 7.375%, 3/1/31(1)(2)	1,520	1,538
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	1,605	1,635
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	1,120	1,139
Nexstar Media, Inc. 144A 7.250%, 4/15/34(1)	1,535	1,545
Paramount Global 6.875%, 4/30/36(2)	1,620	1,507
Sirius XM Radio LLC 144A 5.875%, 4/15/32(1)	1,965	1,932
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	1,435	1,490
		12,033

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,105	1,155
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	760	763
		1,918

Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	1,130	1,160
Oil, Gas & Consumable Fuels—2.4%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,276
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	1,480	1,526
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,070	1,117
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,040	1,065
SM Energy Co.
144A 7.000%, 8/1/32(1)(2)	805	826
144A 6.625%, 4/15/34(1)	790	801
Sunoco LP 144A 6.250%, 7/1/33(1)	1,175	1,201
		7,812

Pipelines—0.6%
Venture Global LNG, Inc. 144A 7.000%, 1/15/30(1)	760	782
	Par Value	Value

Pipelines—continued
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	$950	$1,010
		1,792

Real Estate—0.5%
Anywhere Real Estate Group LLC 144A 7.000%, 4/15/30(1)	1,510	1,511
Retail—1.4%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)(2)	1,530	1,579
Bath & Body Works, Inc. 6.875%, 11/1/35	770	760
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,150	1,170
Petco Health & Wellness Co., Inc. 144A 8.250%, 2/1/31(1)	1,055	1,065
		4,574

Software—1.7%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	1,550	1,509
CoreWeave, Inc. 144A 9.000%, 2/1/31(1)	750	745
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	1,860	1,936
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,170	1,139
		5,329

Telecommunications—3.0%
APLD ComputeCo 2 LLC 144A 6.750%, 3/15/31(1)	1,205	1,193
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	1,555	1,612
Level 3 Financing, Inc. 144A 8.500%, 1/15/36(1)	1,885	2,019
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(1)	1,165	1,164
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	2,270	2,207
WULF Compute LLC 144A 7.750%, 10/15/30(1)	1,455	1,529
		9,724

Transportation—1.6%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	1,820	1,911
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	1,100	1,151
XPO, Inc. 144A 7.125%, 6/1/31(1)	1,915	1,982
		5,044

Total Corporate Bonds and Notes (Identified Cost $138,208)		139,445

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—13.3%
Aerospace & Defense—3.0%
Boeing Co. (The), 6.000%(2)	105,125	$7,590
VSE Corp., 5.750%	40,565	1,875
		9,465

Banks—2.7%
Wells Fargo & Co. Series L, 7.500%	7,175	8,544
Chemicals—0.9%
Albemarle Corp., 7.250%	37,785	2,945
Electric Utilities—2.7%
NextEra Energy, Inc., 7.299%	26,195	1,547
PG&E Corp. Series A, 6.000%	93,970	3,952
Southern Co. (The) Series A, 7.125%(2)	59,505	3,096
		8,595

Healthcare Providers & Services—1.0%
BrightSpring Health Services, Inc., 6.750%	20,810	3,289
Semiconductors & Semiconductor Equipment—1.3%
Microchip Technology, Inc., 7.500%	53,975	4,246
Software—1.3%
Oracle Corp. Series D, 6.500%	82,580	4,019
Trading Companies & Distributors—0.4%
QXO, Inc., 5.500%	23,910	1,353
Total Convertible Preferred Stocks (Identified Cost $32,552)		42,456

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	—
Total Preferred Stock (Identified Cost $411)		—

Common Stocks—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	6,367,079	318
CCF Holdings LLC Class M(4)(5)	879,959	44
		362

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	6,354	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $22,668)		362

	Shares	Value

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/27(4)(5)	1,455,681	$—
Total Warrant (Identified Cost $—)		—

Total Long-Term Investments—142.5% (Identified Cost $415,722)		456,757

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.543%)(7)	11,672,402	11,673
Total Short-Term Investment (Identified Cost $11,672)		11,673

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.535%)(7)(8)	3,217,347	3,217
Total Securities Lending Collateral (Identified Cost $3,217)		3,217

TOTAL INVESTMENTS—147.1% (Identified Cost $430,611)		$471,647
Other assets and liabilities, net—(13.1)%		(42,075)
Cumulative Preferred Shares—(34.0)%		(109,000)
NET ASSETS—100.0%		$320,572

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to a value of $272,275 or 84.9% of net assets.

(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026
($ reported in thousands)

Country Weightings†
United States	92%
Bermuda	2
Canada	2
Cayman Islands	1
Netherlands	1
Marshall Islands	1
Australia	1
Total	100%
† % of total investments as of April 30, 2026.
The following table summarizes the value of the Fund’s investments as of April 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$274,494	$—	$274,494	$—
Corporate Bonds and Notes	139,445	—	139,445	—
Equity Securities:
Convertible Preferred Stocks	42,456	42,456	—	—
Preferred Stock	—	—	—	— (1)
Common Stocks	362	—	—	362 (1)
Warrant	—	—	—	— (1)
Money Market Mutual Fund	11,673	11,673	—	—
Securities Lending Collateral	3,217	3,217	—	—
Total Investments	$471,647	$57,346	$413,939	$362

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2026.
(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.